Accruals and Other Liabilities	12 Months Ended
Dec. 31, 2025
Accruals and Other Liabilities
Accruals and Other Liabilities

11.  Accruals and Other Liabilities

Accruals and other liabilities consist of the following:

	December 31,	December 31,
	2024	2025
Payables for purchase of property, plant and equipment	3,643,002	4,292,946
Current portion of deferred revenue/income	3,156,430	3,146,943
Payables for marketing events	1,962,341	1,937,905
Salaries and benefits payable	2,082,972	1,876,515
Payables for R&D expenses	1,924,269	1,473,761
Advance from customers	918,465	1,135,508
Current portion of warranty liabilities	652,633	856,664
Accrued costs of loss on purchase commitments	336,656	575,709
Accrued expenses	418,760	276,938
Current portion of finance lease liabilities	13,498	263,203
Current portion of deferred profit	—	115,114
Interest payables	86,474	74,243
Current portion of payable to BaaS users	249,917	21,792
Other payables	595,662	648,803
Total	16,041,079	16,696,044

Payable to BaaS users represents certain monthly subscription fee the Group agreed to compensate to BaaS users, if certain criteria are met. The Group accrued the payable to BaaS users against vehicle sales. Based on the payment schedule, payable to BaaS users due within the next 12 month is recorded as accruals and other liabilities. In 2025, based on a separately negotiated agreement, the Group settled the payable to BaaS users of RMB972,984.